UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® COMMODITY

STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 79.3%
Asset-Backed & Securitized - 14.4%
A Voce CLO Ltd., 2014-1A, “A2R”, FRN, 2.853%, 7/15/2026 (n)	$1,167,000	$1,166,974
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.453%, 7/15/2026 (n)	1,518,000	1,517,961
AIMCO Properties CLO LP, 2014-AA, “B1R”, FRN, 2.906%, 7/20/2026 (n)	1,183,000	1,181,809
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	376,000	376,865
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	539,736	539,473
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,270,775
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.803%, 10/17/2024 (z)	1,445,000	1,444,990
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	740,348	740,926
Atrium CDO Corp., 2010-A, “B1R”, FRN, 2.753%, 7/16/2025 (z)	1,778,000	1,777,988
Atrium CDO Corp., 2011-A, “BR”, FRN, 2.812%, 10/23/2025 (n)	1,167,000	1,168,188
Avery Point CLO Ltd., 2014-1A, “CR”, FRN, 3.664%, 4/25/2026 (n)	1,150,000	1,156,478
Babson CLO Ltd., 2013-IIA, “A2R”, FRN, 2.853%, 1/18/2025 (n)	974,118	975,628
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.803%, 10/17/2026 (z)	1,747,000	1,755,288
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.553%, 1/18/2025 (n)	974,118	976,308
Ballyrock Ltd., 2014-1A, “A2R”, FRN, 3.006%, 10/20/2026 (n)	1,149,000	1,149,635
Ballyrock Ltd., 2014-1A, “BR”, FRN, 3.406%, 10/20/2026 (n)	487,000	486,996
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	258,517	258,413
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,500,000	2,481,423
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.33%, 5/10/2050 (i)	12,151,044	1,127,508
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.87%, 7/27/2026 (n)	665,212	666,733
Cent CLO LP, 2014-21A, “BR”, FRN, 3.57%, 7/27/2026 (n)	897,854	900,223
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.375%, 3/15/2028 (n)	839,858	845,238
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (z)	832,000	832,593
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (z)	372,000	372,513
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	181,010	181,013
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	601,414	600,849
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.475%, 12/17/2033 (n)	1,486,592	1,502,147
CPS Auto Trust Cps 2017 C C 144a, 2.86%, 6/15/2023 (n)	820,000	819,829
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,414,000	1,410,496
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	1,524,000	1,529,042
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,400,000	1,404,394
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,493,000	1,490,898
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,823,038
Cutwater Ltd., 2014-1A, “A2R”, FRN, 3.003%, 7/15/2026 (n)	2,250,000	2,254,780
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	1,380,000	1,380,001
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	520,000	520,791
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.403%, 4/18/2026 (z)	530,000	528,686
Dryden Senior Loan Fund, 2014-34A, “BR”, FRN, 2.853%, 10/15/2026 (n)	597,000	596,398
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.453%, 10/15/2026 (n)	766,507	772,992
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	81,076	81,074
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,389,000	1,390,417
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	762,494	761,777
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	43,568	43,554
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	145,695	145,865
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	996,232	995,825
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	506,886	505,983
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	533,836	537,617
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	406,000	409,455
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,602,000	1,617,963
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	72,313	72,300
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	1,016,883
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	12,529	12,529

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GS Mortgage Securities Trust, 2017-GS6, “XA”, FRN, 1.053%, 5/10/2050 (i)	$11,020,897	$929,785
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026 (z)	1,790,098	1,789,988
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.561%, 11/18/2026 (n)	1,149,098	1,149,229
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	886,455	888,298
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	74,654	74,623
JPMorgan Chase Commercial Mortgage Securities Corp., 1.242%, 9/15/2050 (i)	23,653,685	1,888,037
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.833%, 10/15/2027 (n)	951,150	955,513
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FRN, 3.356%, 7/20/2026 (n)	1,634,000	1,633,987
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.403%, 1/18/2027 (z)	805,000	804,992
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, FRN, 1.451%, 5/15/2050 (i)	12,089,878	1,141,721
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.464%, 6/15/2050 (i)	4,736,393	473,253
Motor PLC, 2015-1A, “A1”, FRN, 1.832%, 6/25/2022 (n)	428,050	428,082
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 3.103%, 4/18/2025 (z)	2,325,000	2,324,981
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	199,752	201,998
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.832%, 6/25/2065 (n)	391,354	392,051
Navient Student Loan Trust, 2016-AA, “A1”, FRN, 2.325%, 12/15/2025 (n)	106,896	107,027
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (z)	938,000	941,728
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.856%, 10/20/2026 (z)	1,149,000	1,150,193
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	239,652	239,836
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	388,026	387,758
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (z)	1,110,000	1,116,276
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	85,474	85,462
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	769,000	772,711
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	450,449	450,132
Shackelton CLO Ltd., 2013-4A, “CR”, FRN, 3.403%, 1/13/2025 (n)	580,000	579,858
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	414,778	414,981
Silver Spring CLO Ltd., FRN, 4.053%, 10/15/2026 (n)	973,000	970,568
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,880,000	1,864,654
Thacher Park CLO Ltd. 2014-1A. “CR”, FRN, 3.356%, 10/20/2026 (n)	1,143,000	1,143,246
TICP CLO Ltd., FRN, 3.556%, 1/20/2027 (z)	1,024,000	1,029,591
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.475%, 5/17/2032 (n)	619,536	622,928
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	1,030,000	1,025,181
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	1,880,000	1,871,207
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	400,346	400,341
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (z)	1,174,000	1,174,671
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	682,213	681,415

		$81,683,824
Automotive - 3.3%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,000,000	$2,001,788
American Honda Finance Corp., FRN, 1.723%, 9/20/2017	460,000	460,329
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	2,750,000	2,749,640
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	1,632,000	1,637,363
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	340,000	340,054
Ford Motor Credit Co. LLC, FRN, 2.244%, 1/09/2018	1,770,000	1,775,027
General Motors Financial Co., Inc., 2.65%, 4/13/2020	3,700,000	3,738,032
General Motors Financial Co., Inc., 3.15%, 6/30/2022	816,000	818,772
Hyundai Capital America, 2%, 3/19/2018 (n)	2,022,000	2,024,493
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	642,167
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,192,893
Toyota Motor Credit Corp., FRN, 1.693%, 1/17/2019	1,620,000	1,626,893

		$19,007,451

Banks & Diversified Financials (Covered Bonds) - 0.2%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$1,000,000	$999,638

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$370,677

Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$1,402,000	$1,419,189
NYSE Euronext, 2%, 10/05/2017	486,000	486,438

		$1,905,627
Building - 0.2%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,060,000	$1,059,265

Business Services - 0.3%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$450,000	$455,035
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	1,080,000	1,072,472

		$1,527,507
Cable TV - 0.4%
Time Warner Cable, Inc., 5%, 2/01/2020	$2,308,000	$2,457,418

Chemicals - 1.6%
CF Industries, Inc., 6.875%, 5/01/2018	$1,487,000	$1,540,012
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	3,000,000	3,003,141
Dow Chemical Co., 8.55%, 5/15/2019	2,000,000	2,233,776
LyondellBasell Industries N.V., 5%, 4/15/2019	760,000	793,546
Sherwin-Williams Co., 2.25%, 5/15/2020	1,700,000	1,710,132

		$9,280,607
Computer Software - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$990,000	$1,013,471

Conglomerates - 0.3%
Roper Industries, Inc., 1.85%, 11/15/2017	$1,164,000	$1,164,547
Roper Technologies, Inc., 2.8%, 12/15/2021	508,000	513,631

		$1,678,178
Consumer Products - 1.4%
Mattel, Inc., 1.7%, 3/15/2018	$226,000	$225,860
Newell Brands, Inc., 2.6%, 3/29/2019	99,000	100,158
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	426,000	426,599
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	1,450,000	1,479,896
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,903,918
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	3,041,000	3,032,926

		$8,169,357
Electrical Equipment - 0.4%
Amphenol Corp., 1.55%, 9/15/2017	$830,000	$830,056
Arrow Electronics, Inc., 3%, 3/01/2018	240,000	241,612
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,408,000	1,418,045

		$2,489,713
Electronics - 0.2%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$281,000	$282,751
Xilinx, Inc., 2.125%, 3/15/2019	890,000	893,266

		$1,176,017

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.4%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,170,000	$1,192,289
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,342,000	1,338,897

		$2,531,186
Emerging Market Sovereign - 0.2%
State of Qatar, 2.375%, 6/02/2021 (n)	$1,090,000	$1,075,612

Energy - Integrated - 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$819,412
Shell International Finance B.V., 1.125%, 8/21/2017	550,000	549,933
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,491,850

		$3,861,195
Financial Institutions - 0.2%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$540,000	$541,338
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	405,000	406,115

		$947,453
Food & Beverages - 2.5%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$3,059,000	$3,072,460
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/01/2019	960,000	967,267
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	1,465,000	1,489,767
General Mills, Inc., 1.4%, 10/20/2017	2,300,000	2,299,782
Ingredion, Inc., 1.8%, 9/25/2017	314,000	314,045
J.M. Smucker Co., 1.75%, 3/15/2018	1,000,000	1,000,995
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,560,000	1,631,404
Mondelez International, Inc., FRN, 1.781%, 10/28/2019 (n)	1,870,000	1,878,735
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	536,460
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,183,000	1,179,966
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	96,651

		$14,467,532
Food & Drug Stores - 0.8%
CVS Health Corp., 1.9%, 7/20/2018	$2,000,000	$2,006,742
CVS Health Corp., 2.8%, 7/20/2020	920,000	941,433
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	1,700,000	1,700,918

		$4,649,093
Insurance - 0.9%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,191,863
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,176,511
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,196,916
Voya Financial, Inc., 2.9%, 2/15/2018	323,000	325,004

		$4,890,294
Insurance - Health - 0.0%
Aetna, Inc., 1.5%, 11/15/2017	$100,000	$99,990

Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,300,000	$1,309,403

International Market Quasi-Sovereign - 2.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$1,150,000	$1,149,775
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	1,230,000	1,233,521
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,959,198
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,969,581

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	$590,000	$593,875
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	580,000	582,540
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,207,092
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	710,434
Kommunalbanken A.S., 1%, 3/15/2018 (n)	330,000	329,318
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,570,000	1,570,904
Swedish Export Credit Corp., 1.125%, 8/28/2019	2,700,000	2,670,462

		$13,976,700
International Market Sovereign - 0.4%
Republic of Finland, 1%, 4/23/2019 (n)	$2,300,000	$2,281,278

Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$543,480

Local Authorities - 0.6%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,364,181
Province of Ontario, 1.1%, 10/25/2017	1,110,000	1,109,390

		$3,473,571
Major Banks - 8.9%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	$2,750,000	$2,749,049
Bank of Montreal, 1.45%, 4/09/2018	3,010,000	3,008,013
Barclays PLC, 3.25%, 1/12/2021	4,050,000	4,130,761
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,101,413
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	1,000,557
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,741,664
Commonwealth Bank of Australia, FRN, 1.489%, 9/08/2017 (n)	1,800,000	1,800,504
Credit Agricole, “A”, FRN, 2.734%, 1/10/2022 (n)	750,000	764,444
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,060,000	2,113,791
HSBC Holdings PLC, 3.262% to 3/13/2022, FRN to 3/13/2023	1,161,000	1,189,027
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,100,000	3,104,380
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	503,220
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	780,000	794,915
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	868,000	884,474
PNC Bank N.A., 1.5%, 10/18/2017	1,240,000	1,240,032
PNC Bank N.A., 1.6%, 6/01/2018	1,750,000	1,751,505
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,148,875
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	480,000	480,384
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,220,539
Sumitomo Mitsui Banking Corp., FRN, 1.976%, 10/19/2018	1,630,000	1,640,153
Svenska Handelsbanken AB, 2.25%, 6/17/2019	1,725,000	1,738,426
Swedbank AB, 2.125%, 9/29/2017 (n)	2,462,000	2,465,050
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,500,000	2,505,675
Toronto-Dominion Bank, 1.45%, 9/06/2018	980,000	979,430
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	3,100,000	3,159,077
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,337,000	2,401,053
Wells Fargo Bank N.A., FRN, 2.052%, 1/22/2018	600,000	601,996
Westpac Banking Corp., 2%, 8/14/2017	400,000	400,071
Westpac Banking Corp., 1.55%, 5/25/2018	3,000,000	2,999,718

		$50,618,196
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,750,000	$1,777,414
Becton, Dickinson and Co., 2.404%, 6/05/2020	796,000	800,921
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	954,345

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Catholic Health Initiatives, 1.6%, 11/01/2017	$400,000	$399,672
Covidien International Finance S.A., 6%, 10/15/2017	401,000	404,687
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,465,902

		$5,802,941
Medical Equipment - 0.8%
Abbott Laboratories, 2.35%, 11/22/2019	$1,600,000	$1,616,960
Medtronic, Inc., 1.5%, 3/15/2018	260,000	260,046
Zimmer Holdings, Inc., 2%, 4/01/2018	2,400,000	2,403,929

		$4,280,935
Metals & Mining - 0.2%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$420,000	$419,475
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	900,000	900,198

		$1,319,673
Midstream - 0.9%
Enbridge, Inc., 2.9%, 7/15/2022	$1,163,000	$1,171,990
Energy Transfer Partners LP, 2.5%, 6/15/2018	600,000	603,289
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	431,020
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	991,207
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	660,000	660,617
ONEOK Partners LP, 3.2%, 9/15/2018	790,000	799,190
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	522,000	522,861

		$5,180,174
Mortgage-Backed - 0.4%
Fannie Mae, 4.5%, 4/01/2024	$412,500	$434,342
Fannie Mae, 4%, 3/01/2025	49,394	51,365
Fannie Mae, 4.5%, 5/01/2025	148,247	156,172
Fannie Mae, 3%, 12/01/2031	784,824	808,722
Fannie Mae, FRN, 1.284%, 12/25/2017	64,146	64,112
Fannie Mae, FRN, 1.285%, 5/25/2018	145,322	145,220
Freddie Mac, 4%, 7/01/2025	324,511	340,729
Freddie Mac, 3.5%, 8/01/2026	411,794	430,167
Freddie Mac, 0.882%, 7/25/2049 (i)	128,743	6,349

		$2,437,178
Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/2017 (n)	$740,000	$739,583

Network & Telecom - 1.7%
AT&T, Inc., 2.3%, 3/11/2019	$1,300,000	$1,310,105
AT&T, Inc., 2.45%, 6/30/2020	2,480,000	2,498,997
AT&T, Inc., 2.85%, 2/14/2023	822,000	823,117
AT&T, Inc., FRN, 2.11%, 11/27/2018	1,570,000	1,583,730
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,097,585
Verizon Communications, Inc., 4.5%, 9/15/2020	2,122,000	2,268,859

		$9,582,393
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$2,000,000	$2,001,640

Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,174,000	$2,196,481

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 5.8%
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (z)	$1,854,000	$1,858,372
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	400,000	405,389
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,591,585
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,000,000	4,006,520
BPCE S.A., 1.625%, 1/26/2018	1,430,000	1,429,185
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,247,156
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,561,845
Capital One Financial Corp., 2.5%, 5/12/2020	1,177,000	1,187,512
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,407,741
Citizens Bank N.A., 2.25%, 3/02/2020	925,000	928,269
Citizens Bank N.A., 2.55%, 5/13/2021	310,000	311,107
Compass Bank, 2.875%, 6/29/2022	1,837,000	1,835,929
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,218,980
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	366,391
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,049,569
First Republic Bank, 2.375%, 6/17/2019	278,000	279,840
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	928,804
Lloyds Bank PLC, 1.75%, 5/14/2018	2,950,000	2,952,711
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	634,494
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,090,010
National Bank of Canada, FRN, 2.081%, 12/14/2018	3,200,000	3,227,210
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	1,390,000	1,395,397
Santander UK PLC, 3.05%, 8/23/2018	439,000	444,223
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,433,000	1,443,160

		$32,801,399
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$443,000	$440,768

Pharmaceuticals - 3.5%
AbbVie, Inc., 1.8%, 5/14/2018	$2,500,000	$2,503,655
Actavis Funding SCS, 2.35%, 3/12/2018	1,305,000	1,310,486
Actavis Funding SCS, 3%, 3/12/2020	1,058,000	1,082,750
Amgen, Inc., 2.2%, 5/11/2020	2,350,000	2,371,033
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,860,000	1,860,013
Biogen, Inc., 2.9%, 9/15/2020	940,000	964,743
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	1,087,000	1,087,000
Celgene Corp., 2.125%, 8/15/2018	1,410,000	1,416,411
EMD Finance LLC, 1.7%, 3/19/2018 (n)	3,000,000	3,000,789
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,314,751
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,737,235

		$19,648,866
Real Estate - Healthcare - 0.0%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$264,000	$264,851

Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$330,000	$330,535
Vornado Realty LP, REIT, 2.5%, 6/30/2019	595,000	600,409

		$930,944
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$302,000	$301,892
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	670,000	670,040

		$971,932

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Restaurants - 0.1%
McDonald’s Corp., 2.1%, 12/07/2018	$830,000	$835,119

Retailers - 0.1%
Dollar General Corp., 1.875%, 4/15/2018	$195,000	$195,105
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	421,000	421,584

		$616,689
Specialty Chemicals - 0.1%
Airgas, Inc., 3.05%, 8/01/2020	$700,000	$718,611

Supranational - 0.5%
Corporacion Andina de Fomento, 1.5%, 8/08/2017	$1,300,000	$1,300,000
Corporacion Andina de Fomento, FRN, 1.721%, 1/29/2018	520,000	520,135
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,180,000	1,182,950

		$3,003,085
Telecommunications - Wireless - 0.6%
American Tower Corp., 2.8%, 6/01/2020	$573,000	$582,844
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	900,000	898,532
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	629,937
SBA Tower Trust, 2.877%, 7/09/2021 (n)	660,000	657,320
SBA Tower Trust, 2.898%, 10/15/2044 (n)	878,000	882,993

		$3,651,626
Tobacco - 1.0%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$1,456,000	$1,456,759
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	2,266,000	2,314,277
Reynolds American, Inc., 2.3%, 6/12/2018	1,700,000	1,708,036

		$5,479,072
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$2,412,581

U.S. Government Agencies and Equivalents - 0.2%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$750,000	$756,203
Small Business Administration, 2.25%, 7/01/2021	278,222	281,589

		$1,037,792
U.S. Treasury Obligations - 15.8%
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	$25,000,000	$25,092,775
U.S. Treasury Notes, 0.625%, 9/30/2017 (s)	13,580,000	13,570,222
U.S. Treasury Notes, 1%, 12/15/2017 (s)	13,580,000	13,573,400
U.S. Treasury Notes, 0.875%, 3/31/2018 (s)	13,580,000	13,551,889
U.S. Treasury Notes, 0.625%, 6/30/2018 (s)	13,580,000	13,504,672
U.S. Treasury Notes, 1.75%, 9/30/2019	10,300,000	10,381,679

		$89,674,637
Utilities - Electric Power - 3.1%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$398,000	$398,090
Dominion Energy, Inc., 2.579%, 7/01/2020	1,136,000	1,146,690
Dominion Resources, Inc., 2.962%, 7/01/2019	780,000	793,963
Dominion Resources, Inc., 2.5%, 12/01/2019	1,600,000	1,615,701
Duke Energy Corp., 1.625%, 8/15/2017	209,000	209,021
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,167,551
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	750,000	753,866

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Eversource Energy, 1.6%, 1/15/2018	$2,000,000	$1,998,068
Eversource Energy, 2.5%, 3/15/2021	730,000	729,739
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	581,890
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,513,000	2,513,950
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,042,051
PG&E Corp., 2.4%, 3/01/2019	660,000	664,394
Southern Co., 2.45%, 9/01/2018	630,000	634,571
Southern Co., 1.85%, 7/01/2019	1,560,000	1,558,420
Southern Power Co., 1.85%, 12/01/2017	1,370,000	1,371,265
Virginia Electric & Power Co., 1.2%, 1/15/2018	700,000	698,683

		$17,877,913
Total Bonds		$451,450,616

Short-Term Obligations - 9.7%
Bank of Nova Scotia, 1.44%, due 9/1/2017 (y)	$4,850,000	$4,850,534
Credit Agricole, 1.43%, due 9/1/2017 (y)	2,180,000	2,180,000
Federal Home Loan Bank, 0%, due 8/1/2017 (s)(y)	40,339,000	40,339,000
General Electric Co., 1.07%, due 8/1/2017 (s)(y)	4,000,000	4,000,000
Wal-Mart Stores, Inc., 1.12%, due 8/14/2017 (s)(y)	4,000,000	3,998,382
Total Short-Term Obligations		$55,367,916

Money Market Funds - 9.1%
MFS Institutional Money Market Portfolio, 1.08% (v)	51,487,910	$51,487,910
Total Investments		$558,306,442

Other Assets, Less Liabilities - 1.9%		10,977,219
Net Assets - 100.0%		$569,283,661

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $141,836,804, representing 24.9% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.803%, 10/17/2024	3/16/17	$1,445,000	$1,444,990
Atrium CDO Corp., 2010-A, “B1R”, FRN, 2.753%, 7/16/2025	5/12/17	1,778,000	1,777,988
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.803%, 10/17/2026	3/10/17	1,747,000	1,755,288
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020	7/11/17	1,851,413	1,858,372
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029	5/23/17	831,959	832,593
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029	5/23/17	371,915	372,513
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.403%, 4/18/2026	3/22/17	530,000	528,686
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026	2/09/17	1,789,789	1,789,988
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	3/30/17	2,291,563	2,314,277

9

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.403%, 1/18/2027	4/03/17	$805,000	$804,992
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 3.103%, 4/18/2025	4/04/17	2,325,000	2,324,981
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	199,752	201,998
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022	4/24/17	937,937	941,728
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.856%, 10/20/2026	2/17/17	1,149,000	1,150,193
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	239,642	239,836
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021	3/15/17	1,109,816	1,116,276
TICP CLO Ltd., FRN, 3.556%, 1/20/2027	3/20/17	1,024,000	1,029,591
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025	4/28/17	1,174,000	1,174,671
Total Restricted Securities			$21,658,961
% of Net assets			3.8%

Derivative Contracts at 7/31/17

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	Long	USD	15	$1,772,227	September - 2017	$856

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	Long	USD	264	$57,114,750	September - 2017	$(25,682)

Uncleared Swap Agreements at 7/31/17

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swap Agreements
8/16/17	USD	10,663,384	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$884	$—	$884
9/29/17	USD	15,950,010	(Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.15%	1,424	—	1,424
10/31/17	USD	18,248,844	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	1,585	—	1,585
10/31/17	USD	23,325,860	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	2,029	—	2,029
11/30/17	USD	10,912,499	(Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.10%	876	—	876
12/18/17	USD	6,569,585	(Long)	Merrill Lynch International	SPGSFCTR (floating rate)	3 month T-Bill + 0.20%	392	—	392
1/10/18	USD	35,566,002	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	3,092	—	3,092
1/19/18	USD	14,873,618	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	1,293	—	1,293
1/19/18	USD	14,649,608	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	1,205	—	1,205
2/14/18	USD	6,706,226	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	441	—	441

10

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements at 7/31/17 - continued

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives – continued
3/06/18	USD	21,375,368	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	$1,857	$—	$1,857
3/06/18	USD	21,375,368	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	1,857	—	1,857
3/06/18	USD	20,403,760	(Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	1,773	—	1,773
4/09/18	USD	28,976,545	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	30,240	—	30,240
4/10/18	USD	7,085,901	(Long)	Merrill Lynch International	BCOMALTR (floating rate)	3 month T-Bill + 0.11%	616	—	616
4/10/18	USD	25,836,419	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	26,963	—	26,963
4/30/18	USD	4,989,369	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	5,207	—	5,207
5/11/18	USD	4,948,827	(Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.08%	241	—	241
6/15/18	USD	79,048,398	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	81,752	—	81,752
7/16/18	USD	8,860,470	(Long)	Goldman Sachs International	BCOMLHTR (floating rate)	3 month T-Bill + 0.17%	821	—	821
7/16/18	USD	11,394,635	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	989	—	989
7/16/18	USD	31,079,958	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	32,434	—	32,434
7/16/18	USD	10,357,994	(Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	889	—	889
7/16/18	USD	10,357,994	(Long)	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	889	—	889
7/16/18	USD	41,431,977	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	3,406	—	3,406
7/16/18	USD	82,863,955	(Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	6,559	—	6,559
7/23/18	USD	6,639,548	(Long)	JPMorgan Chase Bank N.A.	BCOMNGTR (floating rate)	3 month T-Bill + 0.08%	594	—	594
8/22/18	USD	4,256,019	(Short)	Merrill Lynch International	3 month T-Bill + 0.03%	BCOMNITR (floating rate)	3,036	—	3,036
8/31/18	USD	5,000,000	(Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.08%	—	—	—
8/31/18	USD	9,000,000	(Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	—	—	—
8/31/18	USD	6,000,000	(Short)	Morgan Stanley Capital Services, Inc.	3 month T-Bill + 0.05%	BCOMWHTR (floating rate)	—	—	—

									$213,344

Liability Derivatives
Total Return Swap Agreements
10/31/17	USD	6,104,248	(Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMCNTR (floating rate)	$(775)	$—	$(775)
12/18/17	USD	7,226,613	(Short)	Citibank N.A.	3 month T-Bill + 0.09%	BCOMKWT (floating rate)	(1,618)	—	(1,618)

11

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements at 7/31/17 - continued

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives – continued
2/07/18	USD	6,196,868	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	SPGSCCTR (floating rate)	$(800)	$—	$(800)
4/30/18	USD	5,879,029	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMSBTR (floating rate)	(747)	—	(747)
7/23/18	USD	6,800,253	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKCTR (floating rate)	(842)	—	(842)
8/13/18	USD	8,425,736	(Long)	Goldman Sachs International	BCOMBOTR (floating rate)	3 month T-Bill + 0.18%	(290)	—	(290)
8/22/18	USD	6,609,003	(Long)	Merrill Lynch International	BCOMLCTR (floating rate)	3 month T-Bill + 0.15%	(350)	—	(350)
8/22/18	USD	7,116,721	(Long)	Goldman Sachs International	BCOMCTTR (floating rate)	3 month T-Bill + 0.23%	(360)	—	(360)

									$(5,782)

At July 31, 2017, the fund had cash collateral of $780,000 and liquid securities with an aggregate value of $46,465,000 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLHTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMNITR	Bloomberg Nickel Subindex Total Return. A single commodity subindex of the DJ-UBSCITR composed of futures contracts on nickel. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPGSCCTR	S&P GSCI Cocoa Total Return
SPGSFCTR	S&P GSCI Feeder Cattle Total Return

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Principles of Consolidation – The fund gains exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes.

The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2017, the Subsidiary’s net assets were $113,735,649, which represented 20.0% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

13

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$90,712,429	$—	$90,712,429
Non-U.S. Sovereign Debt	—	22,867,861	—	22,867,861
U.S. Corporate Bonds	—	137,537,412	—	137,537,412
Residential Mortgage-Backed Securities	—	5,587,443	—	5,587,443
Commercial Mortgage-Backed Securities	—	5,560,303	—	5,560,303
Asset-Backed Securities (including CDOs)	—	72,973,256	—	72,973,256
Foreign Bonds	—	116,211,912	—	116,211,912
Short-Term Securities	—	55,367,916	—	55,367,916
Mutual Funds	51,487,910	—	—	51,487,910
Total Investments	$51,487,910	$506,818,532	$—	$558,306,442

Other Financial Instruments
Futures Contracts – Assets	$856	$—	$—	$856
Futures Contracts – Liabilities	(25,682)	—	—	(25,682)
Swap Agreements – Assets	—	213,344	—	213,344
Swap Agreements – Liabilities	—	(5,782)	—	(5,782)

For further information regarding security characteristics, see the Portfolio of Investments.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highlyrated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$702,461,179
Gross unrealized appreciation	1,612,944
Gross unrealized depreciation	(145,767,681)
Net unrealized appreciation (depreciation)	$(144,154,737)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	56,885,999	179,737,596	(185,135,685)	51,487,910

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(9,017)	$—	$302,242	$51,487,910

15

QUARTERLY REPORT

July 31, 2017

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 68.9%
Aerospace - 0.8%
Harris Corp.	1,652	$189,104
HEICO Corp.	862	69,279
Honeywell International, Inc.	769	104,676
L3 Technologies, Inc.	776	135,777
Leidos Holdings, Inc.	5,164	275,964
ManTech International Corp., “A”	2,762	109,707
Northrop Grumman Corp.	2,063	542,837
Rockwell Collins, Inc.	990	105,465
Rolls-Royce Holdings PLC	46,534	545,205
Saab AB, “B”	4,540	210,699
United Technologies Corp.	1,455	172,519

		$2,461,232
Airlines - 0.2%
Aena S.A.	263	$51,449
Alaska Air Group, Inc.	672	57,275
Copa Holdings S.A., “A”	2,280	286,049
Delta Air Lines, Inc.	1,979	97,683
Malaysia Airports Holdings Berhad	20,800	42,508

		$534,964
Alcoholic Beverages - 1.1%
AmBev S.A., ADR	10,794	$65,628
China Resources Beer Holdings Co. Ltd.	86,000	217,345
Constellation Brands, Inc., “A”	4,546	878,969
Heineken N.V.	7,496	782,400
Molson Coors Brewing Co.	1,287	114,517
Pernod Ricard S.A.	11,720	1,626,742

		$3,685,601
Apparel Manufacturers - 0.6%
Compagnie Financiere Richemont S.A.	3,589	$304,914
Hanesbrands, Inc.	4,356	99,840
LVMH Moet Hennessy Louis Vuitton SE	5,141	1,294,474
NIKE, Inc., “B”	1,692	99,913
PVH Corp.	828	98,772

		$1,897,913
Automotive - 0.8%
Delphi Automotive PLC	1,369	$123,785
Fenix Parts, Inc. (a)	9,731	4,622
GKN PLC	35,557	150,828
Goodyear Tire & Rubber Co.	2,281	71,874
Harley-Davidson, Inc.	1,220	59,377
Kar Auction Services, Inc.	2,922	122,841
Koito Manufacturing Co. Ltd.	2,300	134,773
Lear Corp.	3,784	560,751
LKQ Corp. (a)	3,171	109,590
NGK Spark Plug Co. Ltd	6,800	137,918
Stanley Electric Co. Ltd.	4,600	152,297
Tofas Turk Otomobil Fabriikasi A.S.	14,767	129,655
USS Co. Ltd.	36,900	745,397

		$2,503,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.9%
ACADIA Pharmaceuticals, Inc.	949	$28,252
Alder Biopharmaceuticals, Inc. (a)	1,580	16,985
Amgen, Inc.	2,321	405,038
Amicus Therapeutics, Inc. (a)	4,535	58,728
Bio-Techne Corp.	467	54,130
Biogen, Inc. (a)	1,066	308,703
Celgene Corp. (a)	10,143	1,373,464
Exact Sciences Corp. (a)	1,020	39,576
Gilead Sciences, Inc.	2,655	202,019
MiMedx Group, Inc. (a)	4,285	64,104
Neurocrine Biosciences, Inc. (a)	583	28,001
Regeneron Pharmaceuticals, Inc. (a)	488	239,911
Spark Therapeutics, Inc. (a)	617	43,807
Tesaro, Inc. (a)	257	32,809
VTV Therapeutics, Inc. (a)	2,503	10,913

		$2,906,440
Broadcasting - 0.6%
Havas S.A.	19,474	$213,128
Interpublic Group of Companies, Inc.	3,771	81,491
Netflix, Inc. (a)	4,960	901,034
WPP Group PLC	33,810	689,654

		$1,885,307
Brokerage & Asset Managers - 1.3%
Affiliated Managers Group, Inc.	315	$58,536
Apollo Global Management LLC	6,883	193,412
BlackRock, Inc.	1,258	536,575
Blackstone Group LP	7,965	266,429
Computershare Ltd.	20,361	229,183
Hamilton Lane, Inc., “A”	3,060	68,728
IG Group Holdings PLC	21,330	179,129
Intercontinental Exchange, Inc.	9,416	628,141
Invesco Ltd.	1,976	68,706
NASDAQ, Inc.	20,556	1,528,750
Raymond James Financial, Inc.	2,491	207,226
Schroders PLC	5,320	241,812
TD Ameritrade Holding Corp.	1,985	90,774

		$4,297,401
Business Services - 5.0%
Accenture PLC, “A”	17,218	$2,218,023
Amadeus IT Group S.A.	34,740	2,140,979
Amdocs Ltd.	1,791	120,301
Ashtead Group PLC	10,929	234,897
Brenntag AG	865	49,095
Bunzl PLC	24,978	754,033
Cerved Information Solutions S.p.A.	3,370	38,697
Cognizant Technology Solutions Corp., “A”	3,646	252,741
Compass Group PLC	53,302	1,137,182
Conduent, Inc. (a)	2,921	48,226
CoStar Group, Inc. (a)	190	52,355
DXC Technology Co.	20,394	1,598,482
Equifax, Inc.	2,694	391,815
Fidelity National Information Services, Inc.	2,086	190,285

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
First Data Corp. (a)	40,427	$754,368
Fiserv, Inc. (a)	5,050	648,925
FleetCor Technologies, Inc. (a)	6,851	1,041,763
Forrester Research, Inc.	1,087	44,350
Global Payments, Inc.	6,504	613,782
Grand Canyon Education, Inc. (a)	8,737	642,781
Intertek Group PLC	5,397	306,266
Jones Lang LaSalle, Inc.	512	65,137
Meitec Corp.	3,600	168,824
Nomura Research Institute Ltd.	6,800	254,742
PRA Group, Inc. (a)	1,517	59,466
Realogy Holdings Corp.	1,811	60,125
Ringcentral, Inc. (a)	2,980	103,704
SGS S.A.	159	351,561
Sodexo	2,546	300,883
Travelport Worldwide Ltd.	51,481	736,178
Tyler Technologies, Inc. (a)	292	50,169
Verisk Analytics, Inc., “A” (a)	2,506	218,674
WNS (Holdings) Ltd., ADR (a)	2,488	85,960
Yext, Inc. (a)	7,163	93,119
Zendesk, Inc. (a)	4,467	130,972

		$15,958,860
Cable TV - 1.1%
Altice USA, Inc. (a)	1,826	$61,061
Charter Communications, Inc., “A” (a)	3,077	1,205,907
Comcast Corp., “A”	55,106	2,229,038
Eutelsat Communications	5,249	142,233

		$3,638,239
Chemicals - 1.1%
3M Co.	2,842	$571,725
Celanese Corp.	1,616	155,411
CF Industries Holdings, Inc.	921	27,031
E.I. du Pont de Nemours & Co.	646	53,108
FMC Corp.	1,924	146,955
Givaudan S.A.	312	621,128
Ingevity Corp. (a)	3,007	175,910
LyondellBasell Industries N.V., “A”	6,602	594,774
Monsanto Co.	313	36,565
Orica Ltd.	14,660	233,270
PPG Industries, Inc.	7,822	823,266

		$3,439,143
Computer Software - 2.5%
2U, Inc. (a)	1,849	$95,686
Adobe Systems, Inc. (a)	7,636	1,118,598
Cadence Design Systems, Inc. (a)	24,651	909,622
Check Point Software Technologies Ltd. (a)	1,589	168,084
Intuit, Inc.	5,061	694,420
Microsoft Corp.	11,629	845,428
MuleSoft, Inc., “A” (a)	2,335	50,763
OBIC Co. Ltd.	12,600	787,464
Okta, Inc. (a)	1,010	22,170
Oracle Corp.	14,196	708,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Paylocity Holding Corp. (a)	1,607	$73,070
PTC, Inc. (a)	2,877	158,782
Salesforce.com, Inc. (a)	5,205	472,614
SAP SE	9,305	987,848
SecureWorks Corp. (a)	3,018	33,017
Symantec Corp.	2,729	84,572
Twilio, Inc., “A” (a)	2,729	79,605
Ultimate Software Group, Inc. (a)	279	62,973
VMware, Inc., “A” (a)	6,460	598,907

		$7,952,429
Computer Software - Systems - 1.9%
Apple, Inc.	5,954	$885,538
Autodesk, Inc. (a)	2,894	320,626
Brother Industries Ltd.	9,500	243,004
Constellation Software, Inc.	67	36,094
EMIS Group PLC	12,217	152,970
EPAM Systems, Inc. (a)	990	85,071
Five9, Inc. (a)	3,823	84,335
Hewlett Packard Enterprise	29,263	512,395
HubSpot, Inc. (a)	570	41,240
International Business Machines Corp.	4,180	604,721
Kinaxis, Inc. (a)	861	55,379
Model N, Inc. (a)	5,299	69,947
NCR Corp.	2,319	87,774
NetApp, Inc.	7,274	315,837
New Relic, Inc. (a)	2,193	102,983
NICE Systems Ltd., ADR	4,105	306,479
Pitney Bowes, Inc.	3,296	51,879
Presidio, Inc. (a)	4,566	62,235
Proofpoint, Inc. (a)	736	62,737
Q2 Holdings, Inc. (a)	2,484	96,628
Rapid7, Inc. (a)	3,310	50,279
RealPage, Inc. (a)	2,129	82,499
SS&C Technologies Holdings, Inc.	10,966	425,042
Tech Data Corp. (a)	6,802	696,525
Vantiv, Inc., “A” (a)	2,386	151,630
Venture Corp. Ltd.	17,700	172,017
Verint Systems, Inc. (a)	3,788	150,194
Xerox Corp.	2,242	68,762

		$5,974,820
Conglomerates - 0.1%
DCC PLC	3,072	$270,146

Construction - 1.6%
Armstrong World Industries, Inc. (a)	3,637	$176,576
Bellway PLC	4,969	209,140
Foundation Building Materials, Inc. (a)	5,068	61,120
Geberit AG	482	231,890
GMS, Inc. (a)	5,972	179,279
Lennox International, Inc.	270	46,170
Owens Corning	15,366	1,030,290
Pool Corp.	2,746	296,898
Sherwin-Williams Co.	2,365	797,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Siteone Landscape Supply, Inc. (a)	7,751	$406,928
Stanley Black & Decker, Inc.	1,035	145,614
Summit Materials, Inc., “A” (a)	3,950	112,338
Techtronic Industries Co. Ltd.	35,500	157,938
Toll Brothers, Inc.	4,557	175,855
TopBuild Corp. (a)	1,430	75,475
Toto Ltd.	3,600	145,149
Trex Co., Inc. (a)	1,136	85,439
Vulcan Materials Co.	5,626	692,673

		$5,026,416
Consumer Products - 2.3%
Colgate-Palmolive Co.	14,531	$1,049,138
Coty, Inc., “A”	4,956	101,499
E.L.F. Beauty, Inc. (a)	1,770	44,905
Estee Lauder Cos., Inc., “A”	2,267	224,410
Kao Corp.	12,700	773,439
Kobayashi Pharmaceutical Co. Ltd.	32,000	1,991,201
L’Oréal S.A.	5,594	1,159,543
Newell Brands, Inc.	10,313	543,701
Reckitt Benckiser Group PLC	15,136	1,471,622
Sensient Technologies Corp.	1,915	142,399

		$7,501,857
Consumer Services - 1.3%
Asante, Inc.	9,600	$167,104
Bright Horizons Family Solutions, Inc. (a)	8,441	666,923
Carriage Services, Inc.	1,911	46,609
Estacio Participacoes S.A., ADR	32,939	215,421
Kroton Educacional S.A.	22,624	109,953
Localiza Rent a Car S.A., ADR	14,135	235,913
Priceline Group, Inc. (a)(s)	1,393	2,825,701
ServiceMaster Global Holdings, Inc. (a)	866	38,069

		$4,305,693
Containers - 0.5%
Berry Global Group, Inc. (a)	8,358	$468,717
Brambles Ltd.	87,849	649,380
Fuji Seal International, Inc.	6,200	174,058
Graphic Packaging Holding Co.	14,832	195,634
Sealed Air Corp.	1,764	76,752

		$1,564,541
Electrical Equipment - 1.7%
AMETEK, Inc.	9,423	$580,268
Amphenol Corp.	6,985	535,191
HD Supply Holdings, Inc. (a)	4,798	155,887
IMI PLC	12,345	195,945
Johnson Controls International PLC	16,291	634,534
Legrand S.A.	1,101	76,116
Mettler-Toledo International, Inc. (a)	1,766	1,012,059
MSC Industrial Direct Co., Inc., “A”	7,915	563,627
Rockwell Automation, Inc.	773	127,568
Schneider Electric S.A.	13,746	1,079,681
Sensata Technologies Holding B.V. (a)	2,267	102,287
Spectris PLC	7,659	248,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
TriMas Corp. (a)	4,410	$107,384
WESCO International, Inc. (a)	3,346	171,483

		$5,590,620
Electronics - 2.2%
Analog Devices, Inc.	7,399	$584,595
Applied Materials, Inc.	514	22,775
Broadcom Corp.	3,484	859,363
Halma PLC	65,301	946,878
Inphi Corp. (a)	2,332	89,549
Integrated Device Technology, Inc. (a)	2,970	77,636
Intel Corp.	11,853	420,426
Keysight Technologies, Inc. (a)	2,545	105,847
M/A-COM Technology Solutions Holdings, Inc. (a)	1,392	84,286
Maxim Integrated Products, Inc.	2,122	96,424
Mellanox Technologies Ltd. (a)	1,623	76,200
Mercury Systems, Inc. (a)	1,889	82,946
Monolithic Power Systems, Inc.	3,520	360,166
NVIDIA Corp.	1,680	273,017
OSI Systems, Inc. (a)	1,177	94,125
Plexus Corp. (a)	2,699	144,693
Samsung Electronics Co. Ltd.	34	73,223
Silicon Laboratories, Inc. (a)	1,380	103,638
Taiwan Semiconductor Manufacturing Co. Ltd.	19,654	139,616
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,201	1,517,548
Texas Instruments, Inc.	11,243	914,955

		$7,067,906
Energy - Independent - 0.8%
Anadarko Petroleum Corp.	6,321	$288,680
Cabot Oil & Gas Corp.	4,236	105,349
Cairn Energy PLC (a)	17,943	42,542
Caltex Australia Ltd.	2,826	70,401
Cimarex Energy Co.	483	47,831
Energen Corp. (a)	4,045	215,518
EOG Resources, Inc.	2,391	227,480
EQT Corp.	2,079	132,432
Hess Corp.	1,960	87,298
HollyFrontier Corp.	2,061	59,439
Noble Energy, Inc.	803	23,215
Oil Search Ltd.	12,818	68,089
Parsley Energy, Inc., “A” (a)	3,522	103,124
PDC Energy, Inc. (a)	1,232	58,101
Phillips 66	2,066	173,028
Pioneer Natural Resources Co.	839	136,841
TORC Oil & Gas Ltd.	24,220	108,983
Valero Energy Corp.	8,625	594,866

		$2,543,217
Energy - Integrated - 0.2%
BP PLC	28,126	$165,434
Eni S.p.A.	7,295	115,461
Exxon Mobil Corp.	3,069	245,643
Galp Energia SGPS S.A.	6,144	98,480

		$625,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.1%
KBR, Inc.	9,979	$148,887
Promotora y Operadora de Infraestructura S.A.B. de C.V.	7,742	85,011
Team, Inc. (a)	2,711	38,903

		$272,801
Entertainment - 0.3%
Live Nation, Inc. (a)	4,420	$164,733
Madison Square Garden Co., “A” (a)	640	140,621
Merlin Entertainments PLC	25,371	157,096
Parques Reunidos Servicios Centrales S.A.U.	5,319	101,848
Six Flags Entertainment Corp.	371	21,099
Time Warner, Inc.	5,050	517,221
Twenty-First Century Fox, Inc.	1,349	39,256

		$1,141,874
Food & Beverages - 3.3%
Archer Daniels Midland Co.	4,269	$180,066
Blue Buffalo Pet Products, Inc. (a)	4,110	91,941
Britvic PLC	16,911	159,310
Bunge Ltd.	773	60,595
Cal-Maine Foods, Inc. (a)	5,380	205,247
Coca-Cola Co.	4,499	206,234
Coca-Cola European Partners PLC	2,077	89,789
Danone S.A.	26,719	1,995,534
Flex Pharma, Inc. (a)	1,955	8,309
Greencore Group PLC	22,212	65,588
J.M. Smucker Co.	2,043	249,042
Marine Harvest A.S.A.	13,627	253,897
Mondelez International, Inc.	1,047	46,089
Monster Beverage Corp. (a)	3,401	179,403
Nestle S.A.	31,607	2,670,554
Nestle S.A., ADR	7,042	593,570
PepsiCo, Inc.	8,579	1,000,397
Pinnacle Foods, Inc.	2,461	146,134
S Foods, Inc.	4,600	171,491
Snyders-Lance, Inc.	3,283	114,216
Tate & Lyle PLC	15,578	138,120
TreeHouse Foods, Inc. (a)	2,121	179,924
Tyson Foods, Inc., “A”	27,166	1,721,238

		$10,526,688
Food & Drug Stores - 0.3%
Booker Group PLC	75,063	$190,648
Clicks Group Ltd.	3,139	35,552
CVS Health Corp.	6,855	547,920
Kroger Co.	2,559	62,747
Lawson, Inc.	1,900	129,430
Sally Beauty Holdings, Inc.	2,537	51,324
Sundrug Co. Ltd.	3,300	123,026

		$1,140,647
Furniture & Appliances - 0.0%
Whirlpool Corp.	616	$109,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.6%
Carnival Corp.	2,441	$163,010
Marriott International, Inc., “A”	2,204	229,635
Norwegian Cruise Line Holdings Ltd. (a)	5,435	299,305
Paddy Power Betfair PLC	5,042	503,588
Royal Caribbean Cruises Ltd.	6,335	716,298
Vail Resorts, Inc.	230	48,475

		$1,960,311
General Merchandise - 0.5%
B&M European Value Retail S.A.	23,208	$110,234
Costco Wholesale Corp.	729	115,554
Dollar Tree, Inc. (a)	5,589	402,855
Dollarama, Inc.	1,935	189,147
Five Below, Inc. (a)	14,400	695,664
Ollie’s Bargain Outlet Holdings, Inc. (a)	904	40,409

		$1,553,863
Health Maintenance Organizations - 0.6%
Cigna Corp.	171	$29,679
Humana, Inc.	3,953	913,934
Molina Healthcare, Inc. (a)	501	33,467
UnitedHealth Group, Inc.	4,469	857,199

		$1,834,279
Insurance - 3.4%
AIA Group Ltd.	156,400	$1,232,450
AMP Ltd.	24,249	104,562
Aon PLC	6,607	912,889
Arthur J. Gallagher & Co.	1,552	91,242
Aspen Insurance Holdings Ltd.	2,194	107,067
Athene Holding Ltd. (a)	12,732	643,348
Beazley PLC	82,768	559,671
Chubb Ltd.	468	68,543
Everest Re Group Ltd.	960	251,894
Fairfax Financial Holdings Ltd.	935	445,853
Hanover Insurance Group, Inc.	1,954	185,356
Hartford Financial Services Group, Inc.	15,143	832,865
Hiscox Ltd.	11,770	201,571
Jardine Lloyd Thompson Group PLC	12,431	194,685
Lincoln National Corp.	1,700	124,202
MetLife, Inc.	14,077	774,235
Prudential Financial, Inc.	10,067	1,139,886
Safety Insurance Group, Inc.	1,584	112,385
Sony Financial Holdings, Inc.	10,600	183,742
Swiss Re Ltd.	1,073	103,477
Third Point Reinsurance Ltd. (a)	5,430	79,007
Travelers Cos., Inc.	5,193	665,171
Unum Group	20,087	1,006,961
Validus Holdings Ltd.	6,510	350,173
XL Group Ltd.	8,912	395,693
Zurich Insurance Group AG	563	171,645

		$10,938,573
Internet - 2.5%
Alibaba Group Holding Ltd., ADR (a)	7,638	$1,183,508
Alphabet, Inc., “A” (a)	1,988	1,879,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Alphabet, Inc., “C” (a)	743	$691,362
Facebook, Inc., “A” (a)	15,443	2,613,728
GrubHub, Inc. (a)	2,642	121,875
LogMeIn, Inc.	7,945	925,195
NAVER Corp.	685	491,537
Rightmove PLC	4,723	262,223
Scout24 AG	362	13,799

		$8,182,881
Leisure & Toys - 1.3%
Brunswick Corp.	1,973	$111,692
Electronic Arts, Inc. (a)	23,043	2,690,040
Take-Two Interactive Software, Inc. (a)	15,753	1,252,048

		$4,053,780
Machinery & Tools - 2.1%
Caterpillar, Inc.	6,291	$716,859
Cummins, Inc.	2,357	395,740
Daikin Industries Ltd.	1,700	180,416
Deere & Co.	817	104,805
Eaton Corp. PLC	1,397	109,315
Gardner Denver Holdings, Inc. (a)	8,798	202,002
GEA Group AG	21,438	871,618
Herman Miller, Inc.	2,342	78,867
ITT, Inc.	4,348	178,268
Kubota Corp.	11,000	191,523
Regal Beloit Corp.	8,927	744,065
Ritchie Bros. Auctioneers, Inc.	3,305	93,300
Ritchie Bros. Auctioneers, Inc.	18,230	514,695
Roper Technologies, Inc.	3,450	801,987
Schindler Holding AG	657	141,735
Spirax-Sarco Engineering PLC	3,072	225,358
SPX FLOW, Inc. (a)	5,545	196,626
United Rentals, Inc. (a)	6,846	814,400
WABCO Holdings, Inc. (a)	2,624	360,984

		$6,922,563
Major Banks - 1.9%
ABN AMRO Group N.V., GDR	456	$12,907
Bank of America Corp.	76,332	1,841,128
Barclays PLC	50,558	135,414
BNP Paribas	2,852	221,377
Comerica, Inc.	1,811	130,953
Credit Suisse Group AG, ADR	18,215	279,600
Erste Group Bank AG	1,792	74,492
Goldman Sachs Group, Inc.	909	204,825
Huntington Bancshares, Inc.	17,682	234,287
JPMorgan Chase & Co.	18,111	1,662,590
KeyCorp	7,385	133,225
Morgan Stanley	2,021	94,785
PNC Financial Services Group, Inc.	818	105,358
Sumitomo Mitsui Financial Group, Inc.	3,800	144,596
Svenska Handelsbanken AB	25,635	381,645
Wells Fargo & Co.	9,369	505,364

		$6,162,546

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.5%
AmerisourceBergen Corp.	979	$91,850
Capital Senior Living Corp. (a)	4,268	58,898
Community Health Systems, Inc. (a)	3,315	23,702
Evolent Health, Inc.,“A” (a)	2,498	61,701
Express Scripts Holding Co. (a)	2,741	171,696
HCA Healthcare, Inc. (a)	13,213	1,061,532
Healthcare Services Group, Inc.	1,878	98,126
Henry Schein, Inc. (a)	2,198	400,498
HMS Holdings Corp. (a)	3,551	71,304
Hogy Medical Co. Ltd.	2,400	175,246
INC Research Holdings, Inc., “A” (a)	1,874	103,070
LifePoint Health, Inc. (a)	2,536	150,638
McKesson Corp.	10,866	1,758,879
MEDNAX, Inc. (a)	2,103	98,799
Miraca Holdings, Inc.	3,600	164,579
Premier, Inc., “A” (a)	3,276	114,332
Quest Diagnostics, Inc.	943	102,136
Teladoc, Inc. (a)	2,736	89,741
Universal Health Services, Inc.	513	56,856

		$4,853,583
Medical Equipment - 2.5%
Abbott Laboratories	2,583	$127,032
Ansell Ltd.	8,393	147,515
C.R. Bard, Inc.	1,277	409,406
Cooper Cos., Inc.	1,069	260,697
Danaher Corp.	14,126	1,151,128
Dentsply Sirona, Inc.	1,142	70,838
DexCom, Inc. (a)	1,154	76,868
Edwards Lifesciences Corp.	1,738	200,183
Essilor International S.A.	4,180	529,961
Insulet Corp. (a)	577	29,029
iRhythm Technologies, Inc. (a)	1,281	52,982
Masimo Corp. (a)	540	51,084
Medtronic PLC	12,315	1,034,091
Merit Medical Systems, Inc. (a)	2,657	108,937
Nevro Corp. (a)	925	79,606
Nihon Kohden Corp.	4,200	100,538
NxStage Medical, Inc. (a)	3,871	91,162
Obalon Therapeutics, Inc. (a)	2,503	21,276
PerkinElmer, Inc.	9,344	615,116
QIAGEN N.V.	8,658	288,263
Steris PLC	4,955	405,567
Stryker Corp.	2,222	326,856
Teleflex, Inc.	346	71,698
Terumo Corp.	14,800	560,479
Thermo Fisher Scientific, Inc.	6,389	1,121,461
West Pharmaceutical Services, Inc.	239	21,199
Zimmer Biomet Holdings, Inc.	1,656	200,906

		$8,153,878
Metals & Mining - 0.1%
Rio Tinto PLC	3,676	$170,724

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 0.1%
China Resources Gas Group Ltd.	22,000	$83,372
Italgas SpA	31,152	171,481
NiSource, Inc.	2,413	62,883
Sempra Energy	1,099	124,198

		$441,934
Natural Gas - Pipeline - 0.6%
APA Group	9,334	$64,367
Boardwalk Pipeline Partners LP	5,500	92,070
Enbridge, Inc.	2,257	93,557
Enterprise Products Partners LP	1,246	33,891
EQT Midstream Partners LP	8,176	635,520
Plains GP Holdings LP	21,431	585,924
Williams Cos., Inc.	9,755	310,014

		$1,815,343
Network & Telecom - 0.3%
Cisco Systems, Inc.	13,170	$414,197
LM Ericsson Telephone Co., “B”	45,315	294,381
Motorola Solutions, Inc.	754	68,373
VTech Holdings Ltd.	14,500	209,774

		$986,725
Oil Services - 0.6%
Forum Energy Technologies, Inc. (a)	8,691	$115,156
Frank’s International N.V.	19,024	154,094
Halliburton Co.	827	35,098
Keane Group, Inc. (a)	4,215	64,616
NOW, Inc. (a)	35,771	569,832
Oil States International, Inc. (a)	2,000	49,700
Patterson-UTI Energy, Inc.	2,377	45,971
Schlumberger Ltd.	9,786	671,320
Superior Energy Services, Inc. (a)	6,778	72,931
U.S. Silica Holdings, Inc.	4,950	144,194

		$1,922,912
Other Banks & Diversified Financials - 4.9%
Aeon Financial Service Co. Ltd.	7,500	$163,341
AEON Thana Sinsap Public Co. Ltd.	63,100	189,623
Air Lease Corp.	2,970	117,553
Allied Irish Banks PLC	18,554	108,723
Bank of the Ozarks, Inc.	2,147	92,643
Berkshire Hills Bancorp, Inc.	2,666	99,042
Brookline Bancorp, Inc.	6,993	103,846
Cathay General Bancorp, Inc.	2,005	75,087
Chiba Bank Ltd.	29,000	208,336
Citigroup, Inc. (s)	41,904	2,868,329
Citizens Financial Group, Inc.	3,692	129,515
Credicorp Ltd.	2,635	487,844
Discover Financial Services	21,121	1,287,114
DNB A.S.A.	7,041	138,441
East West Bancorp, Inc.	11,798	672,250
Element Fleet Management Corp.	43,141	326,650
Encore Capital Group, Inc. (a)	1,758	70,496
Fifth Third Bancorp	6,660	177,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
First Hawaiian, Inc.	3,546	$104,607
First Interstate BancSystem, Inc.	3,634	132,823
First Republic Bank	1,615	162,033
Glacier Bancorp, Inc.	3,341	116,668
Grupo Financiero Banorte S.A. de C.V.	65,256	432,609
Hanmi Financial Corp.	2,507	71,826
HDFC Bank Ltd.	3,855	110,882
HDFC Bank Ltd., ADR	7,169	693,816
Intesa Sanpaolo S.p.A	48,987	168,869
Julius Baer Group Ltd.	9,856	557,550
Jyske Bank	4,198	263,083
KBC Group N.V.	2,069	171,450
Lakeland Financial Corp.	2,161	99,406
M&T Bank Corp.	659	107,516
Mastercard, Inc., “A”	5,005	639,639
New York Community Bancorp, Inc.	3,632	47,688
Northern Trust Corp.	1,616	141,416
Pinnacle Financial Partners, Inc.	1,220	77,958
Preferred Bank	1,027	57,666
Public Bank Berhad	28,200	133,574
Sandy Spring Bancorp, Inc.	2,712	108,588
Santander Consumer USA Holdings, Inc. (a)	3,917	50,177
SunTrust Banks, Inc.	1,933	110,742
Synchrony Financial	24,492	742,597
TCF Financial Corp.	7,736	121,919
Texas Capital Bancshares, Inc. (a)	2,044	160,147
U.S. Bancorp	16,053	847,277
UMB Financial Corp.	1,686	117,447
Valley National Bancorp	4,165	49,480
Visa, Inc., “A”	14,363	1,429,980
Wintrust Financial Corp.	4,226	318,260

		$15,664,348
Pharmaceuticals - 2.7%
Allergan PLC	2,938	$741,346
Aratana Therapeutics, Inc. (a)	5,459	36,848
Bayer AG	11,545	1,464,416
Bristol-Myers Squibb Co.	1,171	66,630
Collegium Pharmaceutical, Inc. (a)	3,590	42,972
Eli Lilly & Co.	13,449	1,111,694
Genomma Lab Internacional S.A., “B” (a)	123,513	158,810
Johnson & Johnson	10,017	1,329,456
Merck & Co., Inc.	9,275	592,487
Novartis AG	11,170	951,867
PetIQ, Inc. (a)	2,670	62,158
Pfizer, Inc.	3,608	119,641
Roche Holding AG	6,883	1,743,261
Santen Pharmaceutical Co. Ltd.	12,400	175,126
Shionogi & Co. Ltd.	1,300	69,525
TherapeuticsMD, Inc. (a)	3,507	19,815
Zoetis, Inc.	943	58,956

		$8,745,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 0.1%
Advanced Disposal Services, Inc. (a)	2,802	$67,752
Clean Harbors, Inc. (a)	5,358	304,334

		$372,086
Precious Metals & Minerals - 0.0%
Agnico Eagle Mines Ltd.	3,194	$149,192

Printing & Publishing - 0.3%
Moody’s Corp.	5,394	$710,012
RELX N.V.	9,591	201,871

		$911,883
Railroad & Shipping - 0.5%
Canadian National Railway Co.	10,502	$829,868
Canadian Pacific Railway Ltd.	228	35,652
Kansas City Southern Co.	916	94,522
StealthGas, Inc. (a)	8,535	25,605
Union Pacific Corp.	6,533	672,638

		$1,658,285
Real Estate - 1.7%
Annaly Capital Management, Inc., REIT	4,271	$51,380
Ascendas Real Estate Investment Trust, REIT	101,500	202,229
Big Yellow Group PLC, REIT	4,017	41,075
Concentradora Fibra Danhos S.A. de C.V., REIT	111,740	199,158
Corporate Office Properties Trust, REIT	2,669	88,851
EPR Properties, REIT	1,250	90,475
Equity Commonwealth, REIT (a)	20,067	633,716
Gramercy Property Trust, REIT	2,533	76,547
Grand City Properties S.A.	6,283	130,236
LEG Immobilien AG	1,965	189,094
Life Storage, Inc., REIT	3,942	287,924
Medical Properties Trust, Inc., REIT	19,443	252,370
Mid-America Apartment Communities, Inc., REIT	851	88,104
Mitsui Fudosan Co. Ltd.	4,700	108,052
OUTFRONT Media, Inc., REIT	12,355	282,559
Prologis, Inc., REIT	3,616	219,889
Public Storage, Inc., REIT	156	32,069
Select Income, REIT	5,533	129,860
STAG Industrial, Inc., REIT	32,999	900,543
Store Capital Corp., REIT	14,352	335,693
Sun Communities, Inc., REIT	3,290	292,843
TAG Immobilien AG	43,833	719,707
Washington Prime Group, Inc., REIT	2,918	26,320
Weyerhaeuser Co., REIT	2,123	70,101

		$5,448,795
Restaurants - 0.5%
Alsea S.A.B. de C.V.	55,319	$215,341
Aramark	8,521	339,647
Dave & Buster’s, Inc. (a)	741	46,024
Domino’s Pizza Group PLC	16,036	56,365
Domino’s Pizza, Inc.	1,870	348,755
Performance Food Group Co. (a)	4,561	131,357
Starbucks Corp.	7,209	389,142

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - continued
U.S. Foods Holding Corp. (a)	4,571	$128,674
Wingstop, Inc. (a)	2,267	68,033
Zoe’s Kitchen, Inc. (a)	4,973	56,245

		$1,779,583
Special Products & Services - 0.1%
Boyd Group Income Fund, EU	1,347	$102,477
Hostess Brands, Inc. (a)	5,292	80,862

		$183,339
Specialty Chemicals - 1.4%
Akzo Nobel N.V.	2,516	$227,612
Axalta Coating Systems Ltd. (a)	6,521	205,412
Croda International PLC	2,998	146,395
Elementis PLC	39,074	152,807
Ferro Corp. (a)	11,106	213,679
Ferroglobe PLC	14,051	179,572
Kansai Paint Co. Ltd.	7,500	172,185
Linde AG	4,982	954,247
Nexeo Solutions, Inc. (a)	6,813	56,752
Nippon Paint Holdings Co. Ltd.	2,500	96,490
Orion Engineered Carbons S.A.	3,295	69,195
RPM International, Inc.	3,838	199,077
Sika AG	86	592,781
Symrise AG	1,528	107,138
Univar, Inc. (a)	32,852	1,019,726

		$4,393,068
Specialty Stores - 1.7%
Amazon.com, Inc. (a)(s)	1,812	$1,789,857
AutoZone, Inc. (a)	66	35,628
Best Buy Co., Inc.	21,895	1,277,354
Burlington Stores, Inc. (a)	1,746	151,954
Citi Trends, Inc.	3,215	71,212
Esprit Holdings Ltd. (a)	28,600	14,097
Express, Inc.	6,185	37,481
Gap, Inc.	12,105	288,462
JD.com, Inc., ADR (a)	1,614	72,904
Just Eat PLC (a)	18,210	149,083
Michaels Co., Inc. (a)	8,378	168,733
Nitori Co. Ltd.	1,600	225,824
O’Reilly Automotive, Inc. (a)	564	115,225
Ross Stores, Inc.	6,943	384,087
Ryohin Keikaku Co. Ltd.	700	179,056
Super Retail Group Ltd.	34,971	234,725
Tractor Supply Co.	427	23,963
Tuesday Morning Corp. (a)	6,308	11,670
Urban Outfitters, Inc. (a)	8,463	165,790
Zumiez, Inc. (a)	3,902	49,555

		$5,446,660
Telecommunications - Wireless - 0.9%
Advanced Info Service PLC	15,400	$85,847
American Tower Corp., REIT	4,982	679,196
Cellnex Telecom S.A.U.	4,850	109,087

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
KDDI Corp.	35,300	$934,972
SBA Communications Corp., REIT (a)	3,219	442,773
SoftBank Group Corp.	1,700	138,134
T-Mobile U.S., Inc. (a)	9,637	594,217
Vodafone Group PLC	15,708	46,010

		$3,030,236
Telephone Services - 0.1%
Bezeq-The Israel Telecommunication Corp. Ltd.	88,038	$130,651
Com Hem Holding AB	3,645	53,272
Verizon Communications, Inc.	3,239	156,768

		$340,691
Tobacco - 1.0%
Altria Group, Inc.	6,791	$441,211
British American Tobacco PLC	7,191	447,208
Japan Tobacco, Inc.	14,900	518,179
Philip Morris International, Inc.	14,153	1,651,797
Swedish Match AB	4,940	173,767

		$3,232,162
Trucking - 0.4%
DSV A.S.	3,510	$226,616
Knight Transportation, Inc.	4,250	151,513
Marten Transport Ltd.	4,423	70,547
Schneider National, Inc.	2,248	48,602
Swift Transportation Co. (a)	2,471	63,011
Werner Enterprises, Inc.	3,622	107,392
Yamato Holdings Co. Ltd.	25,700	516,354

		$1,184,035
Utilities - Electric Power - 1.4%
AES Corp.	5,516	$61,669
Ameren Corp.	1,228	68,891
American Electric Power Co., Inc.	525	37,034
Calpine Corp. (a)	4,500	64,710
CLP Holdings Ltd.	9,000	95,925
CMS Energy Corp.	3,568	164,984
DTE Energy Co.	1,163	124,511
Duke Energy Corp.	8,315	707,773
El Paso Electric Co.	3,681	191,044
Enel S.p.A	25,858	147,666
Eversource Energy	1,864	113,313
Exelon Corp.	33,140	1,270,588
NextEra Energy, Inc.	364	53,177
PG&E Corp.	5,404	365,797
Pinnacle West Capital Corp.	1,341	116,305
PNM Resources, Inc.	4,343	173,069
Portland General Electric Co.	3,488	155,879
PPL Corp.	9,983	382,648
Public Service Enterprise Group, Inc.	2,371	106,624
WEC Energy Group, Inc.	1,395	87,843
Xcel Energy, Inc.	1,046	49,486

		$4,538,936
Total Common Stocks		$221,855,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - 19.3%
Aerospace - 0.2%
Lockheed Martin Corp., 3.55%, 1/15/2026	$699,000	$727,260

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027	$412,000	$414,767

Automotive - 0.3%
General Motors Co., 4.875%, 10/02/2023	$1,000,000	$1,080,733

Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020	$325,000	$354,165
Life Technologies Corp., 5%, 1/15/2021	532,000	570,001

		$924,166
Broadcasting - 0.8%
Omnicom Group, Inc., 3.625%, 5/01/2022	$300,000	$314,608
Omnicom Group, Inc., 3.65%, 11/01/2024	121,000	124,992
Omnicom Group, Inc., 3.6%, 4/15/2026	718,000	728,496
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	422,000	421,633
Time Warner, Inc., 3.8%, 2/15/2027	558,000	564,146
Time Warner, Inc., 5.35%, 12/15/2043	300,000	330,102

		$2,483,977
Brokerage & Asset Managers - 0.4%
CME Group, Inc., 3%, 3/15/2025	$555,000	$561,203
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	819,543

		$1,380,746
Building - 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$444,301
Masco Corp., 4.375%, 4/01/2026	302,000	321,971
Mohawk Industries, Inc., 3.85%, 2/01/2023	300,000	309,506
Owens Corning, 4.2%, 12/15/2022	152,000	161,415
Vulcan Materials Co., 4.5%, 6/15/2047	399,000	407,406

		$1,644,599
Business Services - 0.5%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,015,000	$1,023,701
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	369,000	384,034
Fidelity National Information Services, Inc., 5%, 10/15/2025	263,000	296,366

		$1,704,101
Cable TV - 0.9%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$885,000	$1,035,386
Comcast Corp., 4.75%, 3/01/2044	710,000	790,209
Cox Communications, Inc., 3.5%, 8/15/2027 (z)	219,000	217,621
Cox Communications, Inc., 4.6%, 8/15/2047 (z)	90,000	89,995
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	401,823
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	346,778

		$2,881,812
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$362,989
LyondellBasell Industries N.V., 5%, 4/15/2019	294,000	306,977

		$669,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.3%
Hasbro, Inc., 5.1%, 5/15/2044	$438,000	$466,370
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	268,000	312,761
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	300,000	316,851

		$1,095,982
Consumer Services - 0.4%
Priceline Group, Inc., 3.65%, 3/15/2025	$319,000	$328,441
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	546,607
Visa, Inc., 4.15%, 12/14/2035	527,000	572,495

		$1,447,543
Electronics - 0.5%
Flextronics International Ltd., 4.75%, 6/15/2025	$1,000,000	$1,081,889
Tyco Electronics Group S.A., 3.5%, 2/03/2022	400,000	418,164

		$1,500,053
Energy - Independent - 0.1%
Pioneer Natural Resources Co., 7.5%, 1/15/2020	$219,000	$245,952

Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$325,000	$343,118

Food & Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	$923,000	$1,020,430
Kraft Heinz Foods Co., 5%, 7/15/2035	225,000	243,536
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	600,000	610,587
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	723,412

		$2,597,965
Forest & Paper Products - 0.1%
International Paper Co., 6%, 11/15/2041	$300,000	$366,872

Insurance - 0.3%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$342,436
Unum Group, 4%, 3/15/2024	600,000	629,515

		$971,951
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023	$647,000	$654,130
UnitedHealth Group, Inc., 4.625%, 7/15/2035	615,000	696,692

		$1,350,822
Insurance - Property & Casualty - 0.8%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$599,954
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	247,000	249,830
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	574,000	589,501
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	305,163
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	725,036

		$2,469,484
Major Banks - 3.1%
Bank of America Corp., 1.75%, 6/05/2018	$1,200,000	$1,202,014
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	397,000	403,977
Bank of America Corp., 3.875%, 8/01/2025	979,000	1,020,215
HSBC Holdings PLC, 4.375%, 11/23/2026	463,000	486,416
JPMorgan Chase & Co., 4.25%, 10/15/2020	800,000	852,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 3.25%, 9/23/2022	$1,650,000	$1,703,760
JPMorgan Chase & Co., 3.125%, 1/23/2025	449,000	449,257
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	500,000	572,750
Morgan Stanley, 2.2%, 12/07/2018	632,000	635,394
Morgan Stanley, 3.125%, 7/27/2026	686,000	671,877
Morgan Stanley, 3.95%, 4/23/2027	480,000	488,732
Wells Fargo & Co., 4.1%, 6/03/2026	1,200,000	1,252,571
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/31/2049	224,000	248,360

		$9,988,284
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$73,000	$75,402
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	523,499
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	211,457
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	372,794
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	409,262
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	595,164

		$2,187,578
Metals & Mining - 0.4%
Barrick North America Finance LLC, 4.4%, 5/30/2021	$56,000	$60,563
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	331,000	344,757
Glencore Funding LLC, 4%, 4/16/2025 (n)	206,000	209,120
Southern Copper Corp., 5.25%, 11/08/2042	691,000	711,750

		$1,326,190
Midstream - 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$488,534
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	724,639
Enterprise Products Operating LLC, 3.9%, 2/15/2024	150,000	156,843
Enterprise Products Operating LLC, 4.45%, 2/15/2043	300,000	300,406
Enterprise Products Operating LLC, 4.85%, 3/15/2044	114,000	121,911
Sabine Pass Liquefaction, 4.2%, 3/15/2028	336,000	341,286
Spectra Energy Partners LP, 4.75%, 3/15/2024	300,000	324,548

		$2,458,167
Natural Gas - Distribution - 0.2%
NiSource Finance Corp., 3.85%, 2/15/2023	$300,000	$313,678
NiSource Finance Corp., 4.8%, 2/15/2044	300,000	329,548

		$643,226
Network & Telecom - 0.8%
AT&T, Inc., 3.4%, 8/14/2024	$946,000	$946,835
AT&T, Inc., 5.65%, 2/15/2047	611,000	661,353
Verizon Communications, Inc., 5.05%, 3/15/2034	787,000	828,083

		$2,436,271
Oils - 0.6%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$663,000	$684,361
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	363,399
Valero Energy Corp., 4.9%, 3/15/2045	879,000	930,503

		$1,978,263
Other Banks & Diversified Financials - 0.2%
Capital One Financial Corp., 3.75%, 4/24/2024	$213,000	$219,404
Citizens Bank N.A., 2.55%, 5/13/2021	407,000	408,453

		$627,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$373,000	$371,120

Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$300,000	$333,469

Retailers - 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021	$766,000	$832,980
Home Depot, Inc., 4.875%, 2/15/2044	300,000	348,304

		$1,181,284
Specialty Chemicals - 0.4%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$707,102
Ecolab, Inc., 4.35%, 12/08/2021	400,000	435,499

		$1,142,601
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$334,465
American Tower Corp., REIT, 5%, 2/15/2024	400,000	442,869
American Tower Corp., REIT, 4%, 6/01/2025	464,000	481,535
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	658,142
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	373,821
SBA Tower Trust, 2.898%, 10/08/2019 (n)	618,000	621,515

		$2,912,347
Tobacco - 0.7%
Altria Group, Inc., 2.95%, 5/02/2023	$259,000	$263,941
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	551,000	582,027
Philip Morris International, Inc., 4.875%, 11/15/2043	230,000	259,997
Reynolds American, Inc., 8.125%, 6/23/2019	266,000	296,273
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	368,286
Reynolds American, Inc., 4.45%, 6/12/2025	154,000	165,585
Reynolds American, Inc., 5.7%, 8/15/2035	257,000	306,176

		$2,242,285
Transportation - Services - 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$578,000	$754,395
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	79,596

		$833,991
Utilities - Electric Power - 1.6%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$506,000	$555,712
CMS Energy Corp., 3.875%, 3/01/2024	700,000	732,167
EDP Finance B.V., 4.9%, 10/01/2019 (n)	692,000	726,791
Emera U.S. Finance LP, 2.7%, 6/15/2021	334,000	336,112
Emera U.S. Finance LP, 3.55%, 6/15/2026	382,000	387,412
Exelon Corp., 3.497%, 6/01/2022	346,000	358,258
PG&E Corp., 2.4%, 3/01/2019	403,000	405,683
PPL Capital Funding, Inc., 4.2%, 6/15/2022	300,000	324,082
PPL Capital Funding, Inc., 3.1%, 5/15/2026	893,000	882,592
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	321,474
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	217,124

		$5,247,407
Total Bonds		$62,212,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - 0.3%
Consumer Products - 0.2%
Henkel AG & Co. KGaA	4,730	$670,525

Specialty Chemicals - 0.1%
Fuchs Petrolub SE	4,023	$239,074
Total Preferred Stocks		$909,599
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Microsoft Corp.-October 2017 @ $67.50	18	$10,656
Apple, Inc.-November 2017 @ $145	8	7,880
Total Call Options Purchased		$18,536
Issuer	Shares/Par
Money Market Funds - 6.5%
MFS Institutional Money Market Portfolio, 1.08% (v)	20,777,289	$20,777,289
Total Investments		$305,772,890

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT	(273)	$(27,458)

Other Assets, Less Liabilities - 5.0%		16,019,009
Net Assets - 100.0%		$321,764,441

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,146,446 representing 2.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cox Communications, Inc., 3.5%, 8/15/2027	7/24/17	$217,953	$217,621
Cox Communications, Inc., 4.6%, 8/15/2047	7/24/17	89,447	89,995
Total Restricted Securities			$307,616
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	17,225,000	USD	13,102,196	Goldman Sachs International	9/27/2017	$667,950
CAD	2,695,000	USD	2,076,271	Goldman Sachs International	9/27/2017	87,065
COP	29,525,100,000	USD	9,725,000	Goldman Sachs International	9/27/2017	97,115
COP	20,076,738,734	USD	6,570,151	JPMorgan Chase Bank N.A.	9/27/2017	108,778
EUR	2,915,000	USD	3,325,374	Goldman Sachs International	9/27/2017	136,064
INR	1,719,550,000	USD	26,422,096	JPMorgan Chase Bank N.A.	9/27/2017	185,758
JPY	1,282,600,000	USD	11,541,334	Goldman Sachs International	9/27/2017	123,273
KRW	14,944,000,000	USD	12,980,109	Morgan Stanley Capital Services, Inc.	9/27/2017	381,186
MYR	89,840,000	USD	20,885,738	Goldman Sachs International	9/27/2017	47,988
NOK	78,401,306	USD	9,725,000	JPMorgan Chase Bank N.A.	9/27/2017	258,235
NZD	2,675,000	USD	1,946,089	Goldman Sachs International	9/27/2017	60,784
USD	2,548,039	HKD	19,825,000	Morgan Stanley Capital Services, Inc.	9/27/2017	5,878

						$2,160,074

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	26,178,407	CAD	34,550,000	Goldman Sachs International	9/27/2017	$(1,555,638)
USD	510,508	CNY	3,510,000	Goldman Sachs International	9/27/2017	(9,381)
USD	43,302,675	EUR	38,620,000	Goldman Sachs International	9/27/2017	(2,556,927)
USD	12,853,915	INR	836,340,000	Goldman Sachs International	9/27/2017	(87,385)
USD	24,895,678	NZD	34,350,000	Goldman Sachs International	9/27/2017	(874,823)
USD	21,486,350	SGD	29,750,000	Goldman Sachs International	9/27/2017	(484,699)
USD	22,868,529	CHF	22,150,000	JPMorgan Chase Bank N.A.	9/27/2017	(122,865)
USD	9,725,000	GBP	7,447,302	JPMorgan Chase Bank N.A.	9/27/2017	(120,013)
USD	11,790,121	GBP	9,270,000	Morgan Stanley Capital Services, Inc.	9/27/2017	(464,420)
USD	27,768,095	KRW	31,544,000,000	Morgan Stanley Capital Services, Inc.	9/27/2017	(435,112)
USD	2,428,062	SEK	21,080,000	Morgan Stanley Capital Services, Inc.	9/27/2017	(191,286)

						$(6,902,549)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Short	EUR	137	$8,254,993	August - 2017	$225,159
DAX Index	Short	EUR	10	3,583,807	September - 2017	170,004
FTSE 100 Index	Short	GBP	82	7,908,747	September - 2017	152,960
MSCI Taiwan Index	Short	USD	382	14,898,000	August - 2017	93,666
NASDAQ 100 Index	Long	USD	21	2,470,650	September - 2017	56,191
OMX Index	Short	SEK	222	4,248,185	August - 2017	248,344
Russell 1000 Index	Long	USD	627	36,112,065	September - 2017	369,253
S&P/TSX 60 Index	Short	CAD	250	35,668,739	September - 2017	515,861

						$1,831,438

Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	412	$51,866,938	September - 2017	$215,018
Long Gilt 10 yr	Short	GBP	22	3,657,957	September - 2017	41,199

						$256,217

						$2,087,655

Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	44	$5,436,862	August - 2017	$(37,090)
ASX SPI 200 Index	Short	AUD	23	2,604,060	September - 2017	(11,549)
Euro STOXX 50 Index	Long	EUR	123	5,005,982	September - 2017	(49,716)
Hang Seng China Index	Long	HKD	150	10,401,943	August - 2017	(4,148)
Hang Seng Index	Short	HKD	19	3,311,645	August - 2017	(45,041)
MSCI Singapore Index	Short	SGD	61	1,658,521	August - 2017	(79)
Russell 2000 Index	Short	USD	290	20,653,800	September - 2017	(32,596)
S&P 500 Index	Short	USD	249	153,633,000	September - 2017	(2,380,047)
S&P MidCap 400 Index	Short	USD	94	16,542,120	September - 2017	(24,651)
Topix Index	Short	JPY	47	6,904,304	September - 2017	(126,055)

						$(2,710,972)

Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	294	$32,374,782	September - 2017	$(1,129,586)

						$(3,840,558)

Cleared Swap Agreements at 7/31/17

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/Frequency	Value	Net Unamortized Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)
Liability Derivatives
Credit Default Swap Agreements
6/20/22	USD	33,900,000	centrally cleared	(1)	1.00% / quarterly	$(710,152)	$(499,627)	$(210,525)
6/20/22	EUR	18,900,000	centrally cleared	(2)	1.00% / quarterly	(540,471)	(245,133)	(295,338)
6/20/22	USD	30,100,000	centrally cleared	(3)	5.00% / quarterly	(2,471,655)	(2,267,033)	(204,622)

Total						$(3,722,278)	$(3,011,793)	$(710,485)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Index.

Portfolio of Investments (unaudited) – continued

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America High Yield Index.

At July 31, 2017, the fund had cash collateral of $13,258,017 and other liquid securities with an aggregate value of $566,245 to cover any collateral or margin obligations for securities sold short and derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$152,427,619	$—	$—	$152,427,619
United Kingdom	11,641,647	—	—	11,641,647
Japan	11,506,010	—	—	11,506,010
Switzerland	9,315,533	—	—	9,315,533
France	8,639,672	—	—	8,639,672
Germany	6,685,060	—	—	6,685,060
Canada	2,980,847	—	—	2,980,847
Spain	2,403,363	—	—	2,403,363
Australia	1,801,492	—	—	1,801,492
Other Countries	15,106,679	275,470		15,382,149
U.S. Corporate Bonds	—	57,140,243	—	57,140,243
Foreign Bonds	—	5,071,966	—	5,071,966
Mutual Funds	20,777,289	—	—	20,777,289
Total Investments	$243,285,211	$62,487,679	$—	$305,772,890
Short Sales	$(27,458)	$—	$—	$(27,458)

Other Financial Instruments
Futures Contracts – Assets	$2,087,655	$—	$—	$2,087,655
Futures Contracts – Liabilities	(3,840,558)	—	—	(3,840,558)
Swap Agreements – Liabilities	—	(3,722,278)	—	(3,722,278)
Forward Foreign Currency Exchange Contracts – Assets	—	2,160,074	—	2,160,074
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,902,549)	—	(6,902,549)

For further information regarding security characteristics, see the Portfolio of Investments.

Credit Default Swaps – The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2017, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$281,249,907
Gross unrealized appreciation	32,956,960
Gross unrealized depreciation	(8,433,977)
Net unrealized appreciation (depreciation)	$24,522,983

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,412,666	210,350,455	(226,985,832)	20,777,289

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$509	$—	$110,377	$20,777,289

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.